Common Stock, Additional Paid-In Capital and Dividends	6 Months Ended
Jun. 30, 2023
Common Stock, Additional Paid-In Capital and Dividends [Abstract]
Common Stock, Additional Paid-In Capital and Dividends
9.	Common Stock, Additional Paid-In Capital and Dividends:

A discussion of the Company’s common stock, additional paid-in capital and dividends can be found in the Company’s annual financial statements for the fiscal year ended December 31, 2022 which have been filed with the Securities and Exchange Commission on Form 20-F on April 3, 2023.
Issuance of common stock and warrants as part of the February 2023 Registered Direct Offering: On February 14, 2023, the Company entered into a securities purchase agreement with several institutional investors to purchase $13,561 of the Company’s units (a total of 10,045,185 units were issued) in a registered direct offering at a price of $1.35 per unit. The Company received proceeds from the February 2023 Registered Direct Offering (net of 6% fees), amounting to $12,747 and incurred $163 of expenses related to the offering. Each unit consisted of one common share and one warrant (the “February 2023 Warrants”). The February 2023 Warrants are immediately exercisable, expire five years from the date of issuance and have an exercise price of $1.35 per common share. The offering closed on February 16, 2023. Additionally, since over 80% of the investors in the February 2023 Registered Direct Offering were Class C Warrant holders, we agreed to reduce the exercise price per common share of the Class C Warrants to $1.35 per common share from an original exercise price of $2.00 per common share to induce them to participate in the offering. The Company has recognized the incremental fair value of $121 of the modified Class C Warrants as an equity issuance cost.

During the period ended June 30, 2023, no February 2023 Warrants were exercised.
Accounting Treatment of the February 2023 Warrants

The Company accounted for the February 2023 Warrants as equity in accordance with the accounting guidance for derivatives. The Company concluded these warrants should be equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

As of the issuance date, the fair value of the February 2023 Warrants amounted to $0.79 per warrant, using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the Company’s February 2023 Warrants was the volatility used in the valuation model, which was approximated by using five year daily historical observations of the Company’s share price. The annualized five year daily historical volatility that has been applied in the warrant valuation at inception was 154%. A 5% increase in the volatility applied would have led to an increase of 1.8% in the fair value of the February 2023 Warrants.

Class C Warrants: During the period ended June 30, 2023, 6,000 Class C Warrants were exercised for $12 and 6,000 common shares were issued in connection with said exercise.

Dividends: No dividends were paid to common stock holders in the six months ended June 30, 2022 and 2023.